NUCLEAR PLANT	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Nuclear Plant

SDG&E has a 20-percent ownership interest in SONGS, a 2,150-MW nuclear generating facility near San Clemente, California. SONGS is operated by Southern California Edison Company (Edison), the majority owner, and is subject to the jurisdiction of the Nuclear Regulatory Commission (NRC) and the CPUC.

On June 6, 2013, Edison notified SDG&E that it had reached a decision to permanently retire SONGS Units 2 and 3 and seek approval from the NRC to start the decommissioning activities for the entire facility. Edison advised SDG&E that its management had made the unilateral decision to retire the Units once Edison concluded that the considerable uncertainty about when, or if, the NRC would allow a restart of Unit 2 could not be resolved. Given this uncertainty, Edison decided to retire both Units and seek the authority from the NRC to commence the decommissioning of SONGS.

Background

The steam generators were replaced in Units 2 and 3, and the Units returned to service in 2010 and 2011, respectively. Both Units have been shut down since early 2012 after a water leak occurred in the Unit 3 steam generator. Edison concluded that the leak was due to unexpected wear from tube-to-tube contact. At the time the leak was identified, Edison also inspected and tested Unit 2 and subsequently found unexpected tube wear in Unit 2's steam generators, as well. In March 2012, in response to the shutdown of SONGS, the NRC issued a Confirmatory Action Letter (CAL) which, among other things, outlined the requirements Edison would be required to meet before the NRC would approve a restart of either of the Units.

In October 2012, Edison submitted a restart plan to the NRC proposing to operate Unit 2 at a reduced power level for a period of five months, at which time the Unit would be brought down for further inspection. Edison did not file a restart plan for Unit 3, pending further inspection and analysis of what the required repairs or modifications would need to be to return the Unit back to service in a safe manner. The NRC had been reviewing the restart plan for Unit 2 proposed by Edison since that time, and in May 2013, the Atomic Safety and Licensing Board (ASLB), an adjudicatory arm of the NRC, concluded that the CAL process constituted a de facto license amendment proceeding that was subject to a public hearing. This conclusion by the ASLB resulted in further uncertainty regarding when a final decision might be made on restarting Unit 2.

In response to the prolonged outage, the CPUC issued an OII, pursuant to California Public Utilities' Code Section 455.5, which applies to cost recovery issues resulting from long-term outages of operating assets. The OII consolidated most SONGS issues in various related proceedings into a single proceeding. The OII, among other things, ruled that all revenues associated with the investment in, and operation of, SONGS since January 1, 2012 are subject to refund to customers, pending the outcome of all phases of the proceeding. The OII proceeding will also determine the ultimate recovery of the investment in SONGS and the costs incurred since the commencement of this outage, including purchased replacement power costs that are typically recovered through the Energy Resource Recovery Account (ERRA) balancing account subject only to a reasonableness review by the CPUC.

The first phase of the OII addresses the reasonableness of the costs incurred in 2012. In November 2013, the CPUC issued a Proposed Decision (PD) on the first phase of the OII, which included the following impacts:

  The PD identified $182.8 million as SDG&E's share of the costs incurred by Edison, including overheads and capital, in 2012. Of this amount, the PD deemed $19.3 million to have been unreasonably incurred and recommended that this amount be refunded in rates effective January 1, 2014.

  In addition, the PD identified $27 million as SDG&E's share of the $122 million in costs incurred by Edison in 2012 associated with the steam generator inspection and repair, which costs will be reviewed in Phase 3, but not removed from rates yet. These costs are to be separately accounted for and interest accrued at the one-year U.S. Treasury rate should the CPUC decide in Phase 3 that they should also be refunded.

In addition, the PD defines the methodology to calculate replacement power costs, and the SONGS owners must re-calculate their replacement power costs according to the adopted methodology. Those costs are subject to refund (to the extent they are in rates) pending the outcome of Phase 3. The PD is subject to final approval by the CPUC and may be amended or changed.

The second phase of the OII addresses the appropriate rate recovery treatment of the investment in SONGS assets. Hearings on this second phase were held in October 2013, and a CPUC decision on this phase of the OII is scheduled for the first half of 2014.

The third phase of the OII will address the reasonableness of the steam generator replacement project costs. We expect this phase to begin in the second half of 2014.

Since the unscheduled outage started, SDG&E has procured power to meet its customers' needs to replace the power that would have been supplied to SDG&E from SONGS, had SONGS been in operation. The estimated cost of the purchased replacement power, determined consistent with the methodology used in the CPUC's OII into the SONGS outage, incurred from January 2012 through June 6, 2013, the date Edison notified SDG&E of the early closure of SONGS, was approximately $165 million. Of this total, $98 million was incurred in 2012 and has been approved for collection in rates pursuant to prior ERRA proceedings. The remaining $67 million, discussed below, represents replacement power costs incurred in 2013 through June 6 that have not yet been approved for recovery in rates. Although $98 million has been authorized for recovery through ERRA, the OII will determine whether any of this amount will be required to be refunded to customers.

In addition to the estimated cost of the purchased replacement power mentioned above, SDG&E's share of SONGS' operating costs, including depreciation, and the return on its investment in SONGS from January 1, 2012 through June 30, 2013, was approximately $300 million.

Given the decision by Edison to close SONGS, SDG&E management assessed the appropriate accounting for an early-retired plant. In conducting this assessment, management took into consideration, among other things, the interrelationship of any recovery of SDG&E's investment in SONGS, the cost of operations, the cost of purchased replacement power and the probability of having to refund to customers a portion or all of the revenue subject to refund. Management's assessment took into account that the CPUC is considering all of these elements on a combined basis in the OII. After considering the regulatory precedent regarding rate recovery of investments in and costs incurred related to early-retired plants, management considered a number of possible regulatory outcomes from the OII proceeding, none of which management considered certain, and given SDG&E's non-operator and minority interest position and the regulatory precedent on such matters, management believes that it is probable that SDG&E will recover in rates the amount recorded in the SONGS regulatory asset, as described below. We determined the amount deemed probable of recovery based on our assessment of the likelihood of the potential regulatory outcomes identified, resulting in SDG&E recording a $200 million pretax loss in the second quarter of 2013.

As a result of Edison's decision to permanently retire SONGS Units 2 and 3, and as a result of our assessment described above, SDG&E established a new regulatory asset included in Other Regulatory Assets on the Consolidated Balance Sheet. As of December 31, 2013, the balance in this new regulatory asset was $303 million and was comprised of the following:

  the net book value of SDG&E's investment in SONGS plant and nuclear fuel of $516 million, which prior to the date of the plant retirement, had been reported as Property, Plant and Equipment on the Consolidated Balance Sheet;
  SDG&E's SONGS-related materials and supplies of $10 million, which prior to the date of the plant retirement, had been reported as Inventory on the Consolidated Balance Sheet;
  SDG&E's 2013 cost of replacement power that is in excess of the amount previously authorized for recovery in ERRA of $67 million which, prior to the date of the plant retirement, would have been reported as Regulatory Balancing Accounts, Net in Current Assets on the Consolidated Balance Sheet;
  miscellaneous costs incurred or expected to be incurred by SDG&E associated with the early closure of the plant of $35 million; net of a $200 million reserve for disallowance of rate recovery reported as Loss from Plant Closure on the Consolidated Statement of Operations; and

  $125 million for amounts billed to customers for operating costs and the recovery of and return on investment in SONGS since the plant closure in early June 2013 that are subject to refund.

The amount that SDG&E will eventually recover will require a regulatory decision from the CPUC that could result in recovery of an amount that is materially different than management's estimate. In addition to recoveries through the regulatory process, SDG&E intends to pursue various avenues for recovery from other potentially responsible parties and insurance carriers. However, these anticipated recoveries, if any, cannot be included in our current estimates. SDG&E will continue to assess the probability of recovery in rates of this new regulatory asset, as well as: 1) the cost of the purchased replacement power of $98 million approved in prior ERRA proceedings for collection in rates, and 2) the operations and maintenance expenses incurred by SDG&E since the start of the forced outages, which amounted to approximately $184 million through December 31, 2013. Should SDG&E conclude that recovery in rates is less than the amount anticipated or no longer probable, SDG&E will record an additional charge against earnings at the time such a conclusion is reached.

In December 2013, Edison received a final NRC Inspection Report that identified a violation for the failure to verify the adequacy of the thermal-hydraulic and flow-induced vibration design of the Unit 3 replacement steam generators. In January 2014, Edison provided a response to the NRC Inspection Report stating that MHI, as contracted by Edison to prepare the SONGS replacement steam generator design, was the party responsible for performing the verification and checking of the design of the steam generators.

Simultaneously, the NRC issued an Inspection Report to MHI containing a Notice of Nonconformance for its flawed computer modeling in the design of the replacement steam generators.

Because SONGS has ceased operation, NRC inspection oversight of SONGS will now be continued through the NRC's Decommissioning Power Reactor Inspection Program to verify that decommissioning activities are being conducted safely, that spent fuel is safely stored onsite or transferred to another licensed location, and that the site operations and licensee termination activities conform to applicable regulatory requirements, licensee commitments and management controls.

As a result of Edison's decision to permanently retire SONGS Units 2 and 3, Edison has begun the decommissioning phase of the plant. The process of decommissioning a nuclear power plant is governed by NRC regulations, as well as regulations of the Environmental Protection Agency (EPA), the U.S. Department of the Navy (the land owner), the CPUC and other regulatory bodies. The NRC regulations categorize the decommissioning activities into three phases: initial activities, major decommissioning and storage activities, and license termination. Initial activities include providing notice of permanent cessation of operations (accomplished on June 12, 2013) and notice of permanent removal of fuel from the reactor vessels (provided by Edison to the NRC on June 28 and July 22, 2013 for Units 3 and 2, respectively). Within two years after the cessation of operations, the licensee (Edison) must submit a post-shutdown decommissioning activities report, an irradiated fuel management plan and a site-specific decommissioning cost estimate. Edison currently estimates that it will provide the other initial activity phase plans and cost estimates to the NRC by the end of 2014.

In accordance with state and federal requirements and regulations, SDG&E has assets held in trusts, referred to as the Nuclear Decommissioning Trusts (NDT), to fund decommissioning costs for SONGS Units 1, 2 and 3. At December 31, 2013, the fair value of SDG&E's NDT assets was $1 billion. Except for the use of funds for the planning of decommissioning activities, CPUC approval is required for SDG&E to access the NDT assets to fund SONGS decommissioning costs. In February 2014, SDG&E filed a request with the CPUC for such authorization. Until CPUC approval is received, SDG&E will use working capital to pay for any SONGS decommissioning costs incurred, and such expenditures will be reimbursed from the NDT upon that approval. The timing of SDG&E's access to the NDT assets may also depend on a finding by the NRC regarding the characterization of the commingled funds. SDG&E expects the NRC to make such a finding in 2014.

SDG&E and Edison have a joint application pending with the CPUC requesting continued rate recovery of the estimated cost for decommissioning of SONGS. SDG&E is currently authorized to recover $8 million annually to fund additional investments in the NDT to pay for the cost of decommissioning SONGS. In its pending application with the CPUC, SDG&E is requesting to recover $16 million on an annual basis to fund additional investments in the NDT. We expect a decision on this application in the first half of 2014.

NOTE 13. SAN ONOFRE NUCLEAR GENERATING STATION (SONGS)

SDG&E has a 20-percent ownership interest in SONGS, a 2,150-MW nuclear generating facility near San Clemente, California. SONGS is operated by Southern California Edison Company (Edison), the majority owner, and is subject to the jurisdiction of the Nuclear Regulatory Commission (NRC) and the CPUC.

SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for financing its share of expenses and capital expenditures.

SDG&E's share of operating expenses is included in Sempra Energy's and SDG&E's Consolidated Statements of Operations.

SONGS Outage and Retirement

On June 6, 2013, Edison notified SDG&E that it had reached a decision to permanently retire SONGS Units 2 and 3 and seek approval from the NRC to start the decommissioning activities for the entire facility. Edison advised SDG&E that its management had made the unilateral decision to retire the Units once Edison concluded that the considerable uncertainty about when, or if, the NRC would allow a restart of Unit 2 could not be resolved. Given this uncertainty, Edison decided to retire both Units and seek the authority from the NRC to commence the decommissioning of SONGS.

Background

The steam generators were replaced in Units 2 and 3, and the Units returned to service in 2010 and 2011, respectively. Both Units have been shut down since early 2012 after a water leak occurred in the Unit 3 steam generator. Edison concluded that the leak was due to unexpected wear from tube-to-tube contact. At the time the leak was identified, Edison also inspected and tested Unit 2 and subsequently found unexpected tube wear in Unit 2's steam generators, as well. In March 2012, in response to the shutdown of SONGS, the NRC issued a Confirmatory Action Letter (CAL) which, among other things, outlined the requirements Edison would be required to meet before the NRC would approve a restart of either of the Units.

In October 2012, Edison submitted a restart plan to the NRC proposing to operate Unit 2 at a reduced power level for a period of five months, at which time the Unit would be brought down for further inspection. Edison did not file a restart plan for Unit 3, pending further inspection and analysis of what the required repairs or modifications would need to be to return the Unit back to service in a safe manner. The NRC had been reviewing the restart plan for Unit 2 proposed by Edison since that time, and in May 2013, the Atomic Safety and Licensing Board (ASLB), an adjudicatory arm of the NRC, concluded that the CAL process constituted a de facto license amendment proceeding that was subject to a public hearing. This conclusion by the ASLB resulted in further uncertainty regarding when a final decision might be made on restarting Unit 2.

The steam generators were designed and provided by Mitsubishi Heavy Industries, Ltd., Mitsubishi Nuclear Energy Systems, Inc., and Mitsubishi Heavy Industries America, Inc. (collectively MHI). In July 2013, SDG&E filed a lawsuit against MHI seeking to recover damages SDG&E has incurred and will incur related to the design defects in the steam generators. In October 2013, Edison instituted arbitration proceedings against MHI seeking damages as well. We discuss these proceedings in Note 15.

CPUC SONGS Order Instituting Investigation (OII)

In response to the prolonged outage, the CPUC issued an OII, pursuant to California Public Utilities' Code Section 455.5, which applies to cost recovery issues resulting from long-term outages of operating assets. The OII consolidated most SONGS issues in various related proceedings into a single proceeding. The OII, among other things, ruled that all revenues associated with the investment in, and operation of, SONGS since January 1, 2012 are subject to refund to customers, pending the outcome of all phases of the proceeding. The OII proceeding will also determine the ultimate recovery of the investment in SONGS and the costs incurred since the commencement of this outage, including purchased replacement power costs that are typically recovered through the Energy Resource Recovery Account (ERRA) balancing account subject only to a reasonableness review by the CPUC.

The first phase of the OII addresses the reasonableness of the costs incurred in 2012. In November 2013, the CPUC issued a Proposed Decision (PD) on the first phase of the OII, which included the following impacts:

  The PD identified $182.8 million as SDG&E's share of the costs incurred by Edison, including overheads and capital, in 2012. Of this amount, the PD deemed $19.3 million to have been unreasonably incurred and recommended that this amount be refunded in rates effective January 1, 2014.

  In addition, the PD identified $27 million as SDG&E's share of the $122 million in costs incurred by Edison in 2012 associated with the steam generator inspection and repair, which costs will be reviewed in Phase 3, but not removed from rates yet. These costs are to be separately accounted for and interest accrued at the one-year U.S. Treasury rate should the CPUC decide in Phase 3 that they should also be refunded.

In addition, the PD defines the methodology to calculate replacement power costs, and the SONGS owners must re-calculate their replacement power costs according to the adopted methodology. Those costs are subject to refund (to the extent they are in rates) pending the outcome of Phase 3. The PD is subject to final approval by the CPUC and may be amended or changed.

The second phase of the OII addresses the appropriate rate recovery treatment of the investment in SONGS assets. Hearings on this second phase were held in October 2013, and a CPUC decision on this phase of the OII is scheduled for the first half of 2014.

The third phase of the OII will address the reasonableness of the steam generator replacement project costs. We expect this phase to begin in the second half of 2014.

Since the unscheduled outage started, SDG&E has procured power to meet its customers' needs to replace the power that would have been supplied to SDG&E from SONGS, had SONGS been in operation. The estimated cost of the purchased replacement power, determined consistent with the methodology used in the CPUC's OII into the SONGS outage, incurred from January 2012 through June 6, 2013, the date Edison notified SDG&E of the early closure of SONGS, was approximately $165 million. Of this total, $98 million was incurred in 2012 and has been approved for collection in rates pursuant to prior ERRA proceedings. The remaining $67 million, discussed below, represents replacement power costs incurred in 2013 through June 6 that have not yet been approved for recovery in rates. Although $98 million has been authorized for recovery through ERRA, the OII will determine whether any of this amount will be required to be refunded to customers.

In addition to the estimated cost of the purchased replacement power mentioned above, SDG&E's share of SONGS' operating costs, including depreciation, and the return on its investment in SONGS from January 1, 2012 through June 30, 2013, was approximately $300 million.

Accounting for the Early Retirement of SONGS

Given the decision by Edison to close SONGS, SDG&E management assessed the appropriate accounting for an early-retired plant. In conducting this assessment, management took into consideration, among other things, the interrelationship of any recovery of SDG&E's investment in SONGS, the cost of operations, the cost of purchased replacement power and the probability of having to refund to customers a portion or all of the revenue subject to refund. Management's assessment took into account that the CPUC is considering all of these elements on a combined basis in the OII. After considering the regulatory precedent regarding rate recovery of investments in and costs incurred related to early-retired plants, management considered a number of possible regulatory outcomes from the OII proceeding, none of which management considered certain, and given SDG&E's non-operator and minority interest position and the regulatory precedent on such matters, management believes that it is probable that SDG&E will recover in rates the amount recorded in the SONGS regulatory asset, as described below. We determined the amount deemed probable of recovery based on our assessment of the likelihood of the potential regulatory outcomes identified, resulting in SDG&E recording a $200 million pretax loss in the second quarter of 2013.

As a result of Edison's decision to permanently retire SONGS Units 2 and 3, and as a result of our assessment described above, SDG&E established a new regulatory asset included in Other Regulatory Assets on the Consolidated Balance Sheet. As of December 31, 2013, the balance in this new regulatory asset was $303 million and was comprised of the following:

  the net book value of SDG&E's investment in SONGS plant and nuclear fuel of $516 million, which prior to the date of the plant retirement, had been reported as Property, Plant and Equipment on the Consolidated Balance Sheet;
  SDG&E's SONGS-related materials and supplies of $10 million, which prior to the date of the plant retirement, had been reported as Inventory on the Consolidated Balance Sheet;
  SDG&E's 2013 cost of replacement power that is in excess of the amount previously authorized for recovery in ERRA of $67 million which, prior to the date of the plant retirement, would have been reported as Regulatory Balancing Accounts, Net in Current Assets on the Consolidated Balance Sheet;
  miscellaneous costs incurred or expected to be incurred by SDG&E associated with the early closure of the plant of $35 million; net of a $200 million reserve for disallowance of rate recovery reported as Loss from Plant Closure on the Consolidated Statement of Operations; and

  $125 million for amounts billed to customers for operating costs and the recovery of and return on investment in SONGS since the plant closure in early June 2013 that are subject to refund.

The amount that SDG&E will eventually recover will require a regulatory decision from the CPUC that could result in recovery of an amount that is materially different than management's estimate. In addition to recoveries through the regulatory process, SDG&E intends to pursue various avenues for recovery from other potentially responsible parties and insurance carriers. However, these anticipated recoveries, if any, cannot be included in our current estimates. SDG&E will continue to assess the probability of recovery in rates of this new regulatory asset, as well as: 1) the cost of the purchased replacement power of $98 million approved in prior ERRA proceedings for collection in rates, and 2) the operations and maintenance expenses incurred by SDG&E since the start of the forced outages, which amounted to approximately $184 million through December 31, 2013. Should SDG&E conclude that recovery in rates is less than the amount anticipated or no longer probable, SDG&E will record an additional charge against earnings at the time such a conclusion is reached.

NRC Proceedings

In December 2013, Edison received a final NRC Inspection Report that identified a violation for the failure to verify the adequacy of the thermal-hydraulic and flow-induced vibration design of the Unit 3 replacement steam generators. In January 2014, Edison provided a response to the NRC Inspection Report stating that MHI, as contracted by Edison to prepare the SONGS replacement steam generator design, was the party responsible for performing the verification and checking of the design of the steam generators.

Simultaneously, the NRC issued an Inspection Report to MHI containing a Notice of Nonconformance for its flawed computer modeling in the design of the replacement steam generators.

Because SONGS has ceased operation, NRC inspection oversight of SONGS will now be continued through the NRC's Decommissioning Power Reactor Inspection Program to verify that decommissioning activities are being conducted safely, that spent fuel is safely stored onsite or transferred to another licensed location, and that the site operations and licensee termination activities conform to applicable regulatory requirements, licensee commitments and management controls.

Nuclear Decommissioning and Funding

As a result of Edison's decision to permanently retire SONGS Units 2 and 3, Edison has begun the decommissioning phase of the plant. The process of decommissioning a nuclear power plant is governed by NRC regulations, as well as regulations of the Environmental Protection Agency (EPA), the U.S. Department of the Navy (the land owner), the CPUC and other regulatory bodies. The NRC regulations categorize the decommissioning activities into three phases: initial activities, major decommissioning and storage activities, and license termination. Initial activities include providing notice of permanent cessation of operations (accomplished on June 12, 2013) and notice of permanent removal of fuel from the reactor vessels (provided by Edison to the NRC on June 28 and July 22, 2013 for Units 3 and 2, respectively). Within two years after the cessation of operations, the licensee (Edison) must submit a post-shutdown decommissioning activities report, an irradiated fuel management plan and a site-specific decommissioning cost estimate. Edison currently estimates that it will provide the other initial activity phase plans and cost estimates to the NRC by the end of 2014.

In accordance with state and federal requirements and regulations, SDG&E has assets held in trusts, referred to as the Nuclear Decommissioning Trusts (NDT), to fund decommissioning costs for SONGS Units 1, 2 and 3. At December 31, 2013, the fair value of SDG&E's NDT assets was $1 billion. Except for the use of funds for the planning of decommissioning activities, CPUC approval is required for SDG&E to access the NDT assets to fund SONGS decommissioning costs. In February 2014, SDG&E filed a request with the CPUC for such authorization. Until CPUC approval is received, SDG&E will use working capital to pay for any SONGS decommissioning costs incurred, and such expenditures will be reimbursed from the NDT upon that approval. The timing of SDG&E's access to the NDT assets may also depend on a finding by the NRC regarding the characterization of the commingled funds. SDG&E expects the NRC to make such a finding in 2014.

SDG&E and Edison have a joint application pending with the CPUC requesting continued rate recovery of the estimated cost for decommissioning of SONGS. SDG&E is currently authorized to recover $8 million annually to fund additional investments in the NDT to pay for the cost of decommissioning SONGS. In its pending application with the CPUC, SDG&E is requesting to recover $16 million on an annual basis to fund additional investments in the NDT. We expect a decision on this application in the first half of 2014.

Nuclear Decommissioning Trusts

The amounts collected in rates for SONGS' decommissioning are invested in externally managed trust funds. Amounts held by the trusts are invested in accordance with CPUC regulations. These trusts are shown on the Sempra Energy and SDG&E Consolidated Balance Sheets at fair value with the offsetting credits recorded in Regulatory Liabilities Arising from Removal Obligations.

The following table shows the fair values and gross unrealized gains and losses for the securities held in the trust funds. We provide additional fair value disclosures for the trusts in Note 10.

NUCLEAR DECOMMISSIONING TRUSTS
(Dollars in millions)
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
At December 31, 2013:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies(1)	$116	$3	$(2)	$117
Municipal bonds(2)	110	2	(1)	111
Other securities(3)	155	3	(5)	153
Total debt securities	381	8	(8)	381
Equity securities	207	409	(2)	614
Cash and cash equivalents	39	―	―	39
Total	$627	$417	$(10)	$1,034
At December 31, 2012:
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	$147	$9	$ ―	$156
Municipal bonds	57	6	―	63
Other securities	121	10	(1)	130
Total debt securities	325	25	(1)	349
Equity securities	249	292	(2)	539
Cash and cash equivalents	20	―	―	20
Total	$594	$317	$(3)	$908
(1) Maturity dates are 2014-2056.
(2) Maturity dates are 2014-2062.
(3) Maturity dates are 2014-2111.

The following table shows the proceeds from sales of securities in the trusts and gross realized gains and losses on those sales.

SALES OF SECURITIES
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Proceeds from sales(1)	$685	$723	$715
Gross realized gains	26	21	75
Gross realized losses	(18)	(13)	(52)
(1)	Excludes securities that are held to maturity.

Net unrealized gains (losses) are included in Regulatory Liabilities Arising from Removal Obligations on the Consolidated Balance Sheets. We determine the cost of securities in the trusts on the basis of specific identification.

Customer contribution amounts are determined by the CPUC using estimates of after-tax investment returns, decommissioning costs, and decommissioning cost escalation rates. Changes in investment returns and decommissioning costs may result in a change in future customer contributions.

Asset Retirement Obligation and Spent Nuclear Fuel

SDG&E's asset retirement obligation related to decommissioning costs for the SONGS units was $756 million at December 31, 2013. That amount includes the cost to decommission Units 2 and 3, and the remaining cost to complete the decommissioning of Unit 1, which is substantially complete. Edison generally updates decommissioning cost studies every three years. The most recent cost study was approved by the CPUC in July 2012. The obligation at December 31, 2013 is based on this cost study, adjusted to reflect the acceleration of the start of decommissioning Units 2 and 3. SDG&E's share of decommissioning costs under the approved study is approximately $768 million in 2008 dollars and $912 million escalated to 2013 dollars. Rate recovery of decommissioning costs is allowed until the time that the costs are fully recovered.

Unit 1 was permanently shut down in 1992, and physical decommissioning began in January 2000. Most structures, foundations and large components have been dismantled, removed and disposed of. Spent nuclear fuel has been removed from the Unit 1 Spent Fuel Pool and stored on-site in an independent spent fuel storage installation (ISFSI) licensed by the NRC. The decommissioning of Unit 1 remaining structures (subsurface and intake/discharge) will take place as Units 2 and 3 are decommissioned. The ISFSI will be decommissioned after a permanent storage facility becomes available and the DOE removes the spent fuel from the site. The Unit 1 reactor vessel is expected to remain on site until Units 2 and 3 are fully decommissioned. Until then, SONGS owners are responsible for interim storage of spent nuclear fuel at SONGS until the DOE accepts it for final disposal. Spent nuclear fuel for Units 2 and 3 has been stored in the SONGS spent fuel pools for each reactor and in the ISFSI.

We provide additional information about SONGS in Note 15.